Other receivables and prepayments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
VAT and EIT recoverable	¥ 668,233	¥ 747,377
Deposits	114,269	213,921
Interest receivable	409,985	174,688
Prepayment to suppliers related to procurement activities of goods and services	450,158	385,805
Prepaid expense	59,496	63,918
Loans to third parties	157,450	517,200
Others	249,199	255,244
Advances to suppliers related to financing activities	221,697	1,002
Subtotal	2,330,487	2,359,155
Allowance for doubtful accounts:
Balance at beginning of the year	(32,289)	(52,776)
Write-offs	44,776	3,598
Reversal/(Provision)	(62,525)	16,889
Balance at end of the year	(50,038)	(32,289)
Total	¥ 2,280,449	¥ 2,326,866	$ 330,634